Lease - Schedule of future lease payments under operating leases (Details) - Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lease
2026	¥ 4,307	$ 616
2027	3,760	538
2028	3,318	474
2029	3,043	435
2029	1,775	254
Total future lease payments	16,203	2,317
Less: Imputed interest	789	113
Total lease liability balance	¥ 15,414	$ 2,204